Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of netting, collateral and risk transfer (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	£ 343,887	£ 350,255
Netting and set-off	(172,001)	(184,265)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,410,915	1,383,199
Netting and set-off	(179,551)	(190,882)
Cash collateral	(36,034)	(34,978)
Non-cash collateral	(376,060)	(353,414)
Risk transfer	(11,822)	(13,461)
Net exposure	807,448	790,464
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,066,389	1,048,614
Netting and set-off	(179,551)	(190,882)
Cash collateral	(35,511)	(34,587)
Non-cash collateral	(332,525)	(320,863)
Risk transfer	(10,237)	(11,476)
Net exposure	508,565	490,806
Cash and bank balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	177,069	171,082
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	177,069	171,082
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	77,222	77,168
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	77,222	77,168
Reverse repurchase agreements and other similar secured lending [Member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	2,308	12,546
Netting and set-off	0	0
Cash collateral	(17)	0
Non-cash collateral	(2,261)	(12,226)
Risk transfer	0	0
Net exposure	30	320
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,006	3,022
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	1,006	3,022
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	344,526	334,585
Netting and set-off	0	0
Cash collateral	(523)	(391)
Non-cash collateral	(43,535)	(32,551)
Risk transfer	(1,585)	(1,985)
Net exposure	298,883	299,658
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	20,303	19,012
Netting and set-off	0	0
Cash collateral	(399)	(318)
Non-cash collateral	(1,418)	(1,482)
Risk transfer	(190)	(228)
Net exposure	18,296	16,984
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	143,629	111,611
Netting and set-off	0	0
Cash collateral	(3,007)	(866)
Non-cash collateral	(127,828)	(104,925)
Risk transfer	(89)	(344)
Net exposure	12,705	5,476
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	51,694
Netting and set-off	0
Cash collateral	0
Non-cash collateral	0
Risk transfer	(399)
Net exposure	51,295
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	64,517	54,340
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(605)	(128)
Risk transfer	0	0
Net exposure	63,912	54,212
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	119,041	100,040
Netting and set-off	0	0
Cash collateral	(2,996)	(426)
Non-cash collateral	(115,601)	(99,428)
Risk transfer	0	0
Net exposure	444	186
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	542	519
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	542	519
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	222,538	237,669
Netting and set-off	(172,001)	(184,265)
Cash collateral	(31,402)	(33,092)
Derivative financial instruments [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	10,755	12,549
Netting and set-off	(8,450)	(9,952)
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	222,538	237,669
Netting and set-off	(172,001)	(184,265)
Cash collateral	(31,402)	(33,092)
Non-cash collateral	(5,502)	(6,170)
Risk transfer	(4,712)	(5,885)
Net exposure	8,921	8,257
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	7,234	3,140
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(154)	(128)
Risk transfer	0	0
Net exposure	7,080	3,012
Loans and advances [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	326,406	324,048
Netting and set-off	(7,550)	(6,617)
Cash collateral	(1,085)	(629)
Non-cash collateral	(196,329)	(196,951)
Risk transfer	(5,037)	(4,394)
Net exposure	116,405	115,457
Loans and advances [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	5,136
Netting and set-off	0
Cash collateral	9
Non-cash collateral	3,210
Risk transfer	86
Net exposure	1,831
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	19,524	11,037
Netting and set-off	0	0
Cash collateral	(11)	(440)
Non-cash collateral	(11,782)	(5,497)
Risk transfer	(89)	(344)
Net exposure	7,642	4,756
Home loans [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	150,284	147,002
Netting and set-off	0	0
Cash collateral	(295)	(158)
Non-cash collateral	(149,679)	(146,554)
Risk transfer	(132)	0
Net exposure	178	290
Home loans [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	2,125
Netting and set-off	0
Cash collateral	3
Non-cash collateral	2,083
Risk transfer	31
Net exposure	8
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	56,431	55,767
Netting and set-off	0	0
Cash collateral	(725)	(241)
Non-cash collateral	(5,608)	(3,995)
Risk transfer	(451)	(16)
Net exposure	49,647	51,515
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,249
Netting and set-off	0
Cash collateral	6
Non-cash collateral	232
Risk transfer	38
Net exposure	973
Corporate loans [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	119,691	121,279
Netting and set-off	(7,550)	(6,617)
Cash collateral	(65)	(230)
Non-cash collateral	(41,042)	(46,402)
Risk transfer	(4,454)	(4,378)
Net exposure	66,580	63,652
Corporate loans [member] | Financial assets at amortised cost, category [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,762
Netting and set-off	0
Cash collateral	0
Non-cash collateral	895
Risk transfer	17
Net exposure	850
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	4,522	15
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(445)	0
Risk transfer	0	0
Net exposure	4,077	15
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	57,283	51,200
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(451)	0
Risk transfer	0	0
Net exposure	56,832	51,200
Debt securities [member] | Financial investments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		57,128
Netting and set-off		0
Cash collateral		0
Non-cash collateral		463
Risk transfer		853
Net exposure		55,812
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	324,223	315,573
Netting and set-off	0	0
Cash collateral	(124)	(73)
Non-cash collateral	(42,117)	(31,069)
Risk transfer	(1,395)	(1,757)
Net exposure	£ 280,587	£ 282,674